Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Total net revenues	$ 9,377,002	$ 9,398,261	$ 34,787,596	$ 28,495,447
Wholesale Concentrates [Member]
Total net revenues	8,490,773	8,380,413
Retail [Member]
Total net revenues	886,229	1,017,848
Corporate Segment and Other Operating Segment [Member]
Total net revenues